TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of prepaid income taxes

	2017	2018
The Company - Corporate Income Tax	610	494
Subsidiaries - Corporate Income Tax	175	420
Total	785	914
Current portion	(22)	(20)
Non-current portion (Note 13)	763	894

Schedule of prepaid other taxes

	2017	2018
The Company:
Value Added Tax (“VAT”)	1,967	2,167
Article 22 - Witholding tax on goods delivery and import	1	—
Article 23 - Witholding tax on service delivery	44	63
Subsidiaries:
VAT	3,879	3,792
Article 23 - Withholding tax on services delivery	17	1
Total	5,908	6,023
Current portion	(2,833)	(3,325)
Non-current portion (Note 13)	3,075	2,698

Schedule of current income tax liabilities

	2017	2018
The Company:
Article 25 - Installment of corporate income tax	1	1
Subsidiaries:
Article 25 - Installment of corporate income tax	37	14
Article 29 - Corporate income tax	763	389
Total	801	404

Schedule of other tax liabilities

	2017	2018
The Company:
Article 4 (2) - Final tax	26	18
Article 21 - Individual income tax	81	47
Article 22 - Withholding tax on goods delivery and imports	3	3
Article 23 - Withholding tax on services	29	36
Article 26 - Withholding tax on non-resident income	1	3
VAT - Tax collector	372	334
Sub-total	512	441
Subsidiaries:
Article 4 (2) - Final tax	85	75
Article 21 - Individual income tax	129	113
Article 22 - Withholding tax on goods delivery and imports	3	5
Article 23 - Withholding tax on services	115	110
Article 26 - Withholding tax on non-resident income	303	7
VAT	842	25
Sub-total	1,477	335
Total	1,989	776

Schedule of components of income tax expense (benefit)

	2016	2017	2018
Current
The Company	671	586	236
Subsidiaries	10,067	10,771	9,196
Sub-total	10,738	11,357	9,432
Deferred
The Company	(844)	(1,608)	(159)
Subsidiaries	(877)	209	93
Sub-total	(1,721)	(1,399)	(66)
Net income tax expense	9,017	9,958	9,366

Schedule of reconciliation of income tax expense

	2016	2017	2018
Profit before income tax	38,166	42,628	36,077
Less: income subject to final tax - net	(1,684)	(1,491)	(1,277)
Net	36,482	41,137	34,800
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%	7,296	8,228	6,960
Difference in applicable statutory tax rate for subsidiaries	1,904	2,046	1,753
Non-deductible expenses	496	767	423
Final income tax expense	345	591	60
Deferred tax assets that cannot be utilized - net	56	4	(2)
Deferred tax assets on fixed assets revaluation for tax purpose	(1,415)	(1,796)	—
Others	335	118	172
Net income tax expense	9,017	9,958	9,366

Schedule of net income tax expense

	2016	2017	2018
Estimated taxable income (loss) of the Company	1,703	(861)	400
Corporate income tax:
Current corporate income tax expense:
The Company	340	—	80
Subsidiaries	10,053	10,766	9,193
Current income tax expense on tax assessment:
The Company	—	—	99
Final tax expense:
The Company	331	586	57
Subsidiaries	14	5	3
Total income tax expense - current	10,738	11,357	9,432

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates:
The Company
Tax loss utilization (recognition)	—	(172)	172
Cost to obtain contracts	—	—	38
Net periodic pension and other post-employment benefits costs and provision for employee benefits	(214)	(235)	5
Finance leases	68	0	2
Valuation of long-term investments	(34)	—	—
Depreciation and gain on disposal or sale of property and equipment	(825)	(1,012)	(180)
Trade receivables write-off (provision for impairment of receivables)	41	(206)	(132)
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	142	26	(36)
Amortization of (addition to) deferred installation fee	(10)	1	(18)
Amortization of intangible assets, land rights and others	(12)	(10)	(10)
Net	(844)	(1,608)	(159)
Telkomsel
Finance leases	164	177	170
Depreciation and gain on disposal or sale of property and equipment	(913)	(55)	64
Amortization of (addition to) license	(4)	12	58
Provision for impairment of receivables	(5)	(41)	(88)
Provision for employee benefits	(55)	(68)	(83)
Net	(813)	25	121
Subsidiaries - others - net	(64)	184	(28)
Net income tax benefit - deferred	(1,721)	(1,399)	(66)
Income tax expense - net	9,017	9,958	9,366

Schedule of deferred tax assets and liabilities

		(Charged)	Credited to other	(Charged)
	December 31,	credited to profit	comprehensive	credited	December 31,
	2016	or loss	income	to equity	2017
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	563	197	342	—	1,102
Provision for impairment of receivables	388	206	—	—	594
Provision for employee benefits	209	38	—	—	247
Difference between accounting and tax bases of property and equipment	(772)	1,012	—	—	240
Fiscal loss	—	172	—	—	172
Deferred installation fee	75	(1)	—	—	74
Accrued expenses and provision for inventory obsolescence	69	(26)	—	—	43
Finance leases	1	(0)	—	—	1
Total deferred tax assets	533	1,598	342	—	2,473
Deferred tax liabilities:
Valuation of long-term investment	(11)	—	—	—	(11)
Land rights, intangible assets and others	(11)	10	—	—	(1)
Total deferred tax liabilities	(22)	10	—	—	(12)
Deferred tax assets of the Company - net	511	1,608	342	—	2,461
Deferred tax assets of the other subsidiaries - net	258	(20)	9	96	343
Telkomsel
Deferred tax assets:
Provision for employee benefits	478	68	131	—	677
Provision for impairment of receivables	143	41	—	—	184
Total deferred tax assets	621	109	131	—	861
Deferred tax liabilities:
Finance leases	(549)	(177)	—	—	(726)
Difference between accounting and tax bases of property and equipment	(482)	55	—	(125)	(552)
License amortization	(48)	(12)	—	—	(60)
Total deferred tax liabilities	(1,079)	(134)	—	(125)	(1,338)
Deferred tax liabilities of Telkomsel - net	(458)	(25)	131	(125)	(477)
Deferred tax liabilities of the other subsidiaries - net	(287)	(164)	12	(17)	(456)
Total deferred tax liabilities - net	(745)	(189)	143	(142)	(933)
Total deferred tax assets - net	769	1,588	351	96	2,804

		Effect of
		Adoption
		of new	(Charged)	Charged to other
	December 31,	accounting	credited to profit	comprehensive	Charged	December 31,
	2017	standards	or loss	income	to equity	2018
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	1,102	—	27	(466)	—	663
Provision for impairment of receivables	594	(40)	132	—	—	686
Provision for employee benefits	247	—	(32)	—	—	215
Difference between accounting and tax bases of property and equipment	240	—	180	—	—	420
Deferred installation fee	74	—	18	—	—	92
Accrued expenses and provision for inventory obsolescence	43	—	36	—	—	79
Land rights, intangible assets and others	(1)	—	10	—	—	9
Fiscal loss	172	—	(172)	—	—	—
Total deferred tax assets	2,471	(40)	199	(466)	—	2,164
Deferred tax liabilities:
Cost to obtain contracts	—	(42)	(38)	—	—	(80)
Valuation of long-term investment	(11)	—	—	—	—	(11)
Finance leases	1	—	(2)	—	—	(1)
Total deferred tax liabilities	(10)	(42)	(40)	—	—	(92)
Deferred tax assets of the Company - net	2,461	(82)	159	(466)	—	2,072
Deferred tax assets of the other subsidiaries - net	343	0	75	(8)	(5)	405
Telkomsel
Deferred tax assets:
Provision for employee benefits	677	—	83	(119)	—	641
Provision for impairment of receivables	184	98	88	—	—	370
Total deferred tax assets	861	98	171	(119)	—	1,011
Deferred tax liabilities:
Finance leases	(726)	—	(170)	—	—	(896)
Difference between accounting and tax bases of property and equipment	(552)	—	(64)	—	—	(616)
License amortization	(60)	—	(58)	—	—	(118)
Total deferred tax liabilities	(1,338)	—	(292)	—	—	(1,630)
Deferred tax liabilities of Telkomsel - net	(477)	98	(121)	(119)	—	(619)
Deferred tax liabilities of the other subsidiaries - net	(456)	(16)	(47)	(5)	(54)	(578)
Total deferred tax liabilities - net	(933)	82	(168)	(124)	(54)	(1,197)
Total deferred tax assets - net	2,804	(82)	234	(474)	(5)	2,477